Reinsurance	12 Months Ended
Dec. 31, 2017
Notes
Reinsurance

Note 7:  Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis. The agreement was effective November 1, 2015 to cede 100% of its investment-type contracts for its flexible premium deferred variable annuity, which are accounted for using the deposit method of accounting. MLIC began selling its flexible premium deferred variable annuity in 2016. The Company had $165,924 and $43,734 of assets on deposit for these contracts as of December 31, 2017 and 2016, respectively. The Company had related liabilities of $165,924 and $43,734 as of December 31, 2017 and 2016, respectively, which are included in policyholder account balances in the balance sheets. The Company had separate account assets and liabilities for these contracts of $69,005 and $69,005 and $20,221 and $20,221, respectively, as of December 31, 2017 and 2016. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $11,019, $6,302 and $1,027 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company entered into an agreement with its affiliate, CMFG Life, effective January 1, 2013 to cede 100% of its investment-type contracts for its single premium deferred annuity, which are accounted for using the deposit method of accounting. The Company had $2,287,109 and $1,575,379 of assets on deposit for these contracts as of December 31, 2017 and 2016, respectively. The Company had related liabilities of $2,287,109 and $1,575,379, respectively which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $44,773, $37,961 and $34,236 for the years ended December 31, 2017, 2016 and 2015, respectively.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life and the Company was reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract. On September 30, 2015, the Company amended its reinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward. The Company received commissions of $839, $894 and $1,567 for the years ended December 31, 2017, 2016 and 2015, respectively. As a result of the amendment to this agreement the Company ceded $1,297 of earned premiums and $1,244 of benefits as of September 30, 2015.

MLIC did not have any other reinsurance agreements at December 31, 2017 or 2016 and the entire reinsurance recoverable balance of $23,973 and $23,687, respectively, was due from CMFG Life. The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements. MLIC believes the risk of non-collection is remote due to CMFG Life’s stable A ratings from A.M. Best Company and S&P Global Ratings and A2 rating from Moody’s Investors Service.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2017	2016	2015
Face amount of policies in force	$ 86,587	$ 95,577	$ 110,827

Premiums:
Direct - written	$ 3,145	$ 2,168	$ 2,384
Direct - change in unearned	5	1	-
Direct - earned	3,150	2,169	2,384

Ceded to affiliate - written	(3,145)	(2,172)	(3,559)
Ceded to affiliate - change in unearned	(5)	(18)	-
Ceded to affiliate - earned	(3,150)	(2,190)	(3,559)

Premiums - written, net	5	(4)	(1,175)
Premiums - change in unearned, net	(5)	(17)	-
Premiums, net	$ -	$ (21)	$ (1,175)

Contract charges:
Direct	$ 3,498	$ 1,303	$ 742
Ceded to affiliate	(3,498)	(1,303)	(724)
Contract charges, net	$ -	$ -	$ 18

Claims, benefits and losses incurred:
Direct	$ 2,779	$ 1,761	$ 1,784
Ceded to affiliate	(2,777)	(1,762)	(2,988)

Claims, benefits and losses, net	$ 2	$ (1)	$ (1,204)

Interest credited to policyholder account balances:
Direct	$ 30,469	$ 20,519	$ 9,833
Ceded to affiliate	(30,469)	(20,519)	(9,829)
Interest credited to policyholder account balances, net	$ -	$ -	$ 4